Equity (Details 9) - Free-attaching options [Member]	6 Months Ended
Dec. 31, 2020 $ / shares shares
Statement Line Items [Line Items]
Issued Date	Nov. 24, 2020
Number of shares quantity | shares	674,694,939
Number of shares quantity, total | shares	674,694,939
Grant Date	24-Nov-2020
Expiry Date	23-Nov-2023
Exercise price | $ / shares	$ 0.07
Fair value at grant date per option | $ / shares